SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information

27. SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended December 31,
	2021	2020	2019
Supplementary information
Non-Cash Financing and Investing Activities
Shares issued on property acquisition	$6,231,637	$2,000,000	$-
Bonus shares	$-	$640,000	$115,000
Shares for services	$-	$80,500	$241,003
Shares issued to settle debt	$-	$-	$43,030
Shares issed recorded as prepaid expenses	$-	$-	$35,000
Subscription receivable	$-	$-	$30,497
Warrants issued on property acquisition	$886,544	$-	$-
Finder's units	$-	$24,000	$-
Finder's warrants	$42,651	$226,917	$-
Flying Nickel warrants issuable	$215,094	$-	$-
Flying Nickel warrans issued for FT shares	$37,586	$-	$-
Depreciation included in mineral property	$46,047	$46,932	$3,487
Equipment expenditures included in accounts payable	$-	$-	$472,213
Mineral property expenditures included in accounts payable	$1,225,798	$681,781	$1,252,796
Share-based payments capitalized in mineral properties	$159,511	$211,627	$119,028
Reclassification of contributed surplus on exercise of options	$179,682	$272,848	$153,845
Reclassification of contributed surplus on exercise of warrants	$9,600	$166,628	$28,478

Depreciation related to UO being recorded directly on P&L through the line item "Costs in excess of recovered coal".